Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary (in millions) of our related party transactions as reported on our Consolidated Statements of Operations for the three months ended March 31, 2017 and 2016:

	Three Months Ended March 31,
	2017	2016
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$331	$—

Regasification revenues—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	—	1
Tug Boat Lease Sharing Agreement	1	1
Total regasification revenues—affiliate	1	2

Operating and maintenance expense—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	—	1
Services Agreements	18	10
Total operating and maintenance expense—affiliate	18	11

General and administrative expense—affiliate
Services Agreements	22	22